Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating results of discontinued operations
($ in millions) 2022 2021 2020
Total revenues

— — 4,008
Total

cost of sales

— — (3,058)
Gross profit — — 950
Expenses

(38) (18) (808)
Change to net gain recognized

on sale of the Power

Grids business
(10) (65) 5,141
Income (loss) from operations (48) (83) 5,282
Net interest income (expense)

and other finance expense

— 2 (5)
Non-operational pension

(cost) credit
— — (94)
Income (loss) from discontinued

operations before

taxes
(48) (81) 5,182
Income tax 5 1 (322)
Income (loss) from discontinued

operations, net of

tax

(43) (80) 4,860

Discontinued operations, held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of changes affecting operating segments
December 31, 2022 ($ in millions) 2022 (1) 2021 (1)
Receivables, net

92 131
Other current assets

4 5
Current assets held

for sale and in discontinued

operations
96 136
Accounts payable, trade

44 71
Other liabilities

88 310
Current liabilities held

for sale and in discontinued

operations
132 381
Other non-current liabilities

20 43
Non-current liabilities held

for sale and in discontinued

operations
20 43
(1)

At December

31, 2022

and 2021,

the balances

reported

as held for

sale and

in discontinued

operations

pertain to

Power Grids

activities

and
other obligations

which will

remain with

the Company

until such

time as the

obligation

is settled

or the activities

are fully

wound down